Share-based Payments - Schedule of RSU Activity (Details) - shares	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Total RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total RSUs (in shares)	5,755,757	3,679,669
Time based RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total RSUs (in shares)	3,933,606	102,732
Performance based RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total RSUs (in shares)	1,822,151	3,576,937